Consolidated Statements of Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue (notes 5 and 6)	$ 5,292	$ 3,681	$ 10,510	$ 6,811
Costs and expenses (income)
Cost of sales (notes 5 and 7)	2,395	1,878	4,494	3,663
General and administrative expenses	31	39	70	81
Exploration, evaluation and project expenses	134	82	250	136
Impairment (reversals) charges	(1)	0	(1)	4
Loss (gain) on currency translation	14	(2)	34	0
Closed mine rehabilitation	15	(8)	12	11
Income from equity investees (note 12)	(155)	(77)	(471)	(144)
Other expense (note 9)	209	353	205	523
Profit (loss) before finance income (costs) and income tax expense [Line Items]	2,650	1,416	5,917	2,537
Finance costs, net	(26)	(58)	(65)	(120)
Income before income taxes	2,624	1,358	5,852	2,417
Income tax expense (note 10)	(732)	(102)	(1,479)	(380)
Net income	1,892	1,256	4,373	2,037
Attributable to:
Equity holders of Barrick Mining Corporation	1,217	811	2,819	1,285
Non-controlling interests (note 16)	$ 675	$ 445	$ 1,554	$ 752
Earnings per share attributable to the equity holders of Barrick Mining Corporation (note 8)
Basic	$ 0.73	$ 0.47	$ 1.69	$ 0.75
Diluted	$ 0.73	$ 0.47	$ 1.69	$ 0.75